Shareholder Fees {- Fidelity Large Cap Stock Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 | Fidelity Large Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none